Long Term Debt - Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Jul. 14, 2017	Sep. 30, 2017	Sep. 30, 2017
Loan agreement
Proceeds from long-term debt			$ 38,686
Loss on early extinguishment of debt		$ (3,545)	$ (3,545)
CRG credit facility
Loan agreement
Maximum borrowing capacity	$ 50,000
Proceeds from long-term debt	40,000
Additional borrowing capacity on achievement of milestones	$ 10,000
Credit facility term	6 years
Interest-only payment period	3 years
Interest payment only extension period	6 years
Fixed interest rate (as a percent)	12.50%
Final payment fee (as a percent)	5.00%
Deferral percentage	4.00%
Debt discounts	$ 2,500
Debt issuance costs	800
Final payment fee	1,600
Loss on early extinguishment of debt	3,500
Concurrent with CRG credit facility borrowing
Loan agreement
Gross proceeds from stock issuance	$ 3,000
Price per share (in dollars per share)	$ 6.98
Warrants in connection with CRG credit facility
Loan agreement
Warrant term	7 years	7 years
Securities that warrants may purchase (in shares)	394,289	394,289	394,289
Warrant exercise price (in dollars per share)	$ 7.37	$ 7.37	$ 7.37